Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of estimated amortization expense
2013	$ 5,299
2014	4,497
2015	3,800
2016	3,707
2017	3,643
Total	$ 20,946